UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended June 30, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Karsch Capital Management, LP.

Address: 110 East 59th Street
         22nd Floor
         New York, NY 10022

13F File Number: 28-10078

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael A. Karsch
Title:  Principal
Phone:  (212) 507-9782


Signature, Place and Date of Signing:


/s/ Michael A. Karsch                 New York, NY                  8/16/04
-----------------------          -----------------------        ----------------
     [Signature]                    [City, State]                     [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:           3

Form 13F Information Table Entry Total:     71
Form 13F Information Table Value Total:  $979,473.01
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number Name

1.   28-10580             Karsch Associates, LLC

2.   28-10579             Karsch Capital II, LP

3.   28-10586             Karsch Capital, Ltd.
     ---------            ------------------------


                                                    FORM 13F INFORMATION TABLE
                                                  KARSCH CAPITAL MANAGEMENT, L.P.
                                                           June 30, 2004



COLUMN 1                        COLUMN  2      COLUMN 3     COLUMN 4            COLUMN 5     COLUMN 6  COLUMN 7       COLUMN 8


                                TITLE                     VALUE       SHRS OR    SH/ PUT/   INVESTMT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS       CUSIP      (X$1000)    PRN AMT    PRN CALL   DISCRETN  MGRS  SOLE      SHARED   NONE
--------------                  --------       -----      --------    -------    --------   --------  ----  ----      ------   ----
ADVANCE AUTO PARTS INC         COM             00751y106   19,695.44     445,800 SH         Sole      0       445,800  0       0
ADVANCED DIGITAL INFORMATION   COM             007525108    3,637.50     375,000 SH         Sole      0       375,000  0       0
ADVANCED MEDICAL OPTICS, INC   COM             00763m108   21,384.19     502,330 SH         Sole      0       502,330  0       0
AGERE SYSTEMS INC              CL B            00845v209    1,799.98     837,200 SH         Sole      0       837,200  0       0
ALLMERICA FINL CORP            COM             019754100   25,457.48     753,180 SH         Sole      0       753,180  0       0
AMERICAN HOME MTG INVT CORP    COM             02660r107    5,580.45     215,212 SH         Sole      0       215,212  0       0
AMERICAN STD COS INC DEL       COM             029712106    9,868.69     244,820 SH         Sole      0       244,820  0       0
AMERICAN TOWER CORP            CL A            029912201   33,018.05   2,172,240 SH         Sole      0     2,172,240  0       0
APOLLO INVT CORP               COM             03761u106      798.66      58,000 SH         Sole      0        58,000  0       0
APPLE COMPUTER INC             COM             037833100    9,199.77     282,722 SH         Sole      0       282,722  0       0
BANK OF AMERICA CORPORATION    COM             060505104   15,240.06     180,100 SH         Sole      0       180,100  0       0
BOYD GAMING CORP               COM             103304101        2.66         100 SH         Sole      0           100  0       0
BROADCOM CORP                  CL A            111320107    6,011.40     129,000 SH         Sole      0       129,000  0       0
CAESARS ENTMT INC              COM             127687101   10,500.00     700,000 SH         Sole      0       700,000  0       0
CNF INC                        COM             12612w104   13,189.48     317,360 SH         Sole      0       317,360  0       0
COMMSCOPE INC                  COM             203372107   21,567.76   1,005,490 SH         Sole      0     1,005,490  0       0
COMPASS MINERALS INTL, INC     COM             20451n101    1,955.98     100,928 SH         Sole      0       100,928  0       0
COTT CORP. QUE                 COM             22163n106   20,899.94     645,060 SH         Sole      0       645,060  0       0
CROSSTEX ENERGY, INC           COM             22765y104    1,235.08      30,800 SH         Sole      0        30,800  0       0
CROWN CASTLE INTL CORP         COM             228227104    4,376.33     296,700 SH         Sole      0       296,700  0       0
CSK AUTO CORP                  COM             125965103   15,406.97     898,890 SH         Sole      0       898,890  0       0
DANAHER CORP DEL               COM             235851102   14,621.70     282,000 SH         Sole      0       282,000  0       0
DIRECTV GROUP INC              COM             25459l106   21,514.06   1,258,132 SH         Sole      0     1,258,132  0       0
DST SYS INC DEL                COM             233326107   17,988.55     374,060 SH         Sole      0       374,060  0       0
EAGLE MATERIALS INC            COM             26969p207       55.12         796 SH         Sole      0           796  0       0
EBAY INC.                      COM             278642103   17,599.23     191,400 SH         Sole      0       191,400  0       0
FIRST MARBLEHEAD CORP          COM             320771108   16,353.61     406,200 SH         Sole      0       406,200  0       0
FISHER SCIENTIFIC INTL INC     COM NEW         338032204   13,735.84     237,850 SH         Sole      0       237,850  0       0
GAP INC DEL                    COM             364760108   17,814.78     734,630 SH         Sole      0       734,630  0       0
HILTON HOTELS CORP             COM             432848109    1,418.16      76,000 SH         Sole      0        76,000  0       0
HONEYWELL INTL INC             COM             438516106    7,967.03     217,500 SH         Sole      0       217,500  0       0
INGERSOLL-RAND COMPANY LTD     CL A            g4776g101   39,300.11     575,320 SH         Sole      0       575,320  0       0
INTERNATIONAL GAME TECHNOLOGY  COM             459902102   16,114.15     417,465 SH         Sole      0       417,465  0       0
PENNEY J.C. INC                COM             708160106   22,754.55     602,610 SH         Sole      0       602,610  0       0
KMART HDG CORPORATON           COM             498780105    8,426.45     117,360 SH         Sole      0       117,360  0       0
L-3 COMMUNICATIONS HLDGS INC   COM             502424104   12,798.55     191,595 SH         Sole      0       191,595  0       0
LAIDLAW INTL, INC              COM             50730r102   11,490.98     886,650 SH         Sole      0       886,650  0       0
LAUREATE EDUCATION INC         COM             518613104   19,440.45     508,380 SH         Sole      0       508,380  0       0
LEHMAN BROS HLDGS INC          COM             524908100   17,631.08     234,300 SH         Sole      0       234,300  0       0
MANDALAY RESORT GROUP          COM             562567107    4,454.05      64,890 SH         Sole      0        64,890  0       0
MASSEY ENERGY CORP             COM             576206106   15,904.80     563,800 SH         Sole      0       563,800  0       0
MICROSOFT CORP                 COM             594918104   29,553.80   1,034,797 SH         Sole      0     1,034,797  0       0
NASDAQ-100 TR                  UNIT SER 1      631100104       30.95         820 SH         Sole      0           820  0       0
NETGEAR, INC                   COM             64111q104    5,628.08     523,542 SH         Sole      0       523,542  0       0
NEW CENTURY FINANCIAL CORP     COM             64352d101   11,064.50     236,320 SH         Sole      0       236,320  0       0
NEWS CORP LTD                  SP ADR PFD      652487802   21,008.71     638,951 SH         Sole      0       638,951  0       0
NII HLDGS, INC                 CL B NEW        62913f201   25,801.15     765,840 SH         Sole      0       765,840  0       0
NORFOLK SOUTHERN CORP          COM             655844108    8,035.56     303,000 SH         Sole      0       303,000  0       0
PACCAR INC                     COM             693718108   13,358.98     230,367 SH         Sole      0       230,367  0       0
PACTIV CORP                    COM             695257105    8,329.96     334,000 SH         Sole      0       334,000  0       0
PEABODY ENERGY CORP            COM             704549104   13,146.45     234,800 SH         Sole      0       234,800  0       0
PETCO ANIMAL SUPPLIES          COM NEW         716016209    4,757.42     147,700 SH         Sole      0       147,700  0       0
PETSMART, INC                  COM             716768106    5,792.33     178,500 SH         Sole      0       178,500  0       0
QUALCOMM INC                   COM             747525103   17,466.30     239,330 SH         Sole      0       239,330  0       0
RAYTHEON CO                    COM NEW         755111507   17,358.11     485,270 SH         Sole      0       485,270  0       0
READER'S DIGEST ASSN, INC      COM             755267101    2,054.72     128,500 SH         Sole      0       128,500  0       0
RELIANT ENERGY, INC            COM             75952b105   22,154.93   2,045,700 SH         Sole      0     2,045,700  0       0
SILICON GRAPHICS INC           COM             827056102    5,357.00   2,435,000 SH         Sole      0     2,435,000  0       0
SIRVA, INC                     COM             82967y104   36,885.10   1,603,700 SH         Sole      0     1,603,700  0       0
SLM CORP                       COM             78442p106    5,541.65     137,000 SH         Sole      0       137,000  0       0
SPECTRASITE, INC               COM             84761m104   25,206.90     583,223 SH         Sole      0       583,223  0       0
SPRINT CORP                    COM FON GROUP   852061100   12,725.33     723,030 SH         Sole      0       723,030  0       0
STAGE STORES INC               COM NEW         85254c305    2,692.28      71,489 SH         Sole      0        71,489  0       0
HILFIGER TOMMY CORP            ORD             g8915z102   24,081.91   1,590,615 SH         Sole      0     1,590,615  0       0
TOYS R US INC                  COM             892335100    1,911.60     120,000 SH         Sole      0       120,000  0       0
TYCO INTL LTD                  COM             902124106   43,295.42   1,306,440 SH         Sole      0     1,306,440  0       0
WASHINGTON MUTL, INC           COM             939322103       18.93         490 SH         Sole      0           490  0       0
WELLCHOICE, INC                COM             949475107   23,887.80     577,000 SH         Sole      0       577,000  0       0
WILLIAMS COS INC DEL           COM             969457100   24,043.59   2,020,470 SH         Sole      0     2,020,470  0       0
WYNN RESORTS LTD               COM             983134107      965.75      25,000 SH         Sole      0        25,000  0       0
YAHOO! INC                     COM             984332106   22,985.63     632,690 SH         Sole      0       632,690  0       0
ZEBRA TECHNOLOGIES CORP        CL A            989207105    6,123.06      70,380 SH         Sole      0        70,380  0       0

                                                          979,473.01

03407.0004 #505886